Taxes on Income (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Coprporate applicable tax rate	23.00%	23.00%	23.00%
Carryforward tax losses	₪ 86,725
Deferred tax	27,523
Deferred tax carryforward loss	119,664
Provision for current taxes	₪ 7,627